THE INTEGRITY FUNDS

Supplement dated February 24, 2016 to the following
Statements of Additional Information

Statement of Additional Information
dated May 1, 2015

WILLISTON BASIN/MID-NORTH AMERICA STOCK FUND

TICKER (CLASS A): ICPAX

TICKER (CLASS C): ICPUX

INTEGRITY GROWTH & INCOME FUND

TICKER (CLASS A): IGIAX

INTEGRITY HIGH INCOME FUND

TICKER (CLASS A): IHFAX

TICKER (CLASS C): IHFCX

INTEGRITY DIVIDEND HARVEST FUND

TICKER (CLASS A): IDIVX

Statement of Additional Information dated August 3, 2015 INTEGRITY GROWTH & INCOME FUND TICKER (CLASS C): IGIUX INTEGRITY DIVIDEND HARVEST FUND TICKER (CLASS C): IDHCX

(collectively, the "Funds")

This Supplement updates certain information contained in the Statement of Additional Information dated May 1, 2015 (the "May 2015 SAI") with respect to Williston Basin/Mid-North America Stock Fund (Class A and Class C shares), Integrity Growth & Income Fund (Class A shares), Integrity High Income Fund (Class A and Class C shares), and Integrity Dividend Harvest Fund (Class A shares), and the Statement of Additional Information dated August 3, 2015 (the "August 2015 SAI") with respect to Integrity Growth & Income Fund (Class C shares) and Integrity Dividend Harvest Fund (Class C shares). You should retain this Supplement and the applicable Statement of Additional Information for future reference.

The third sentence of the first paragraph in the section "Trustees and Officers–Board Leadership Structure" on page B-28 of the May 2015 SAI and on page B-22 of the August 2015 SAI is hereby deleted in its entirety and replaced with the following:

Eighty percent of the members of the Board are Independent Trustees, and each of the Audit Committee and Governance and Nominating Committee are comprised entirely of Independent Trustees.

The first sentence of the third paragraph in the section "Trustees and Officers–Board Leadership Structure" on page B-28 of the May 2015 SAI and on page B-22 of the August 2015 SAI is hereby deleted in its entirety and replaced with the following:

The same five persons on the Board of the Trust serve on the boards of the other funds in the Fund Complex (as defined below).

The section "Trustees and Officers–Information about Each Trustee's Qualifications, Experience, Attributes or Skills–Independent Trustees" on page B-29 of the May 2015 SAI and on page B-23 of the August 2015 SAI is hereby supplemented with the following:

Wade A. Dokken. Mr. Dokken has extensive experience in the financial services business. He is currently a member of WealthVest Financial Partners, a broker-dealer focused, national annuity wholesaling firm, and is also the co-founder and co-president of WealthVest Marketing, a financial services marketing and distribution firm specializing in high quality fixed and fixed index annuities from insurance companies. From 1989 to 2000, he was an executive of American Skandia (and, from 2000 to 2003, its chief executive officer) where, among other things, he was chairman of the board of American Skandia Trust, overseeing the American Skandia mutual funds, and a member of the international board of Skandia Life, overseeing mutual fund and pension businesses throughout Europe, Asia and South America.

The first sentence of the first paragraph in the section "Trustees and Officers–Board Committees" on page B-29 of the May 2015 SAI and on page B-23 of the August 2015 SAI is hereby deleted in its entirety and replaced with the following:

The Audit Committee consists of the four Independent Trustees of the Funds: Jerry M. Stai, Orlin W. Backes, R. James Maxson and Wade A. Dokken.

The first sentence of the second paragraph in the section "Trustees and Officers–Board Committees" on page B-29 of the May 2015 SAI and on page B-23 of the August 2015 SAI is hereby deleted in its entirety and replaced with the following:

The Governance and Nominating Committee consists of the four Independent Trustees of the Funds: Jerry M. Stai, Orlin W. Backes, R. James Maxson and Wade A. Dokken.

The Independent Trustees table in the section "Trustees and Officers–Additional Information About Trustees and Officers" beginning on page B-30 of the May 2015 SAI and beginning on page B-24 of the August 2015 SAI is hereby supplemented with the following:

Wade A. Dokken 1 N. Main St. Minot, ND 58703 Birth date: March 3, 1960

Principal occupation(s): Member, WealthVest Financial Partners (2009 to present); Co-President, WealthVest Marketing (2009 to present); Trustee: Integrity Managed Portfolios, The Integrity Funds and Viking Mutual Funds

Trustee Began serving Trust: February 2016 11 Funds overseen	Other Directorships Held During the Past Five Years: Not applicable

The first sentence of the first paragraph following the Independent Trustees, Interested Trustee and Officers tables in the section "Trustees and Officers–Additional Information About Trustees and Officers" on page B-32 of the May 2015 SAI and on page B-26 of the August 2015 SAI is hereby deleted in its entirety and replaced with the following:

In summarizing the above information, Messrs. Walstad, Backes, Maxson, Stai and Dokken are Trustees of three open-end investment companies advised by the Investment Adviser (representing 11 portfolios).

The Share Ownership in the Funds table in the section "Trustees and Officers–Additional Information About Trustees and Officers" beginning on page B-32 of the May 2015 SAI is hereby supplemented with the following:

Dollar range of equity securities in:
	WB/MNAS Fund (Class A)	WB/MNAS Fund (Class C)	Growth & Income Fund (Class A)	High Income Fund (Class A)	High Income Fund (Class C)	Dividend Harvest Fund (Class A)	All Registered Investment Companies Overseen by Trustee in Family of Investment Companies (Aggregate)
Independent Trustees
Wade A. Dokken(1)	None	None	None	None	None	None	None

(1)	Mr. Dokken did not serve as a Trustee during 2014 or 2015.

The Share Ownership in the Funds table in the section "Trustees and Officers–Additional Information About Trustees and Officers" beginning on page B-26 of the August 2015 SAI is hereby supplemented with the following:

Dollar range of equity securities in:
	Growth & Income Fund (Class A)	Dividend Harvest Fund (Class A)	All Registered Investment Companies Overseen by Trustee in Family of Investment Companies (Aggregate)
Independent Trustees
Wade A. Dokken(1)	None	None	None

(1)	Mr. Dokken did not serve as a Trustee during 2014 or 2015.

The Compensation table in the section "Trustees and Officers–Additional Information About Trustees and Officers" on page B-33 of the May 2015 SAI is hereby supplemented with the following:

	Aggregate* Compensation from:				Total Compensation from Funds and Fund Complex**
	WB/MNAS Fund	Growth & Income Fund	High Income Fund	Dividend Harvest Fund
Independent Trustees
Wade A. Dokken***	$0	$0	$0	$0	$0

***	Mr. Dokken did not serve as a Trustee during 2014 or 2015.

The Compensation table in the section "Trustees and Officers–Additional Information About Trustees and Officers" on page B-27 of the August 2015 SAI is hereby supplemented with the following:

	Aggregate* Compensation from:		Total Compensation from Funds and Fund Complex**
	Growth & Income Fund	Dividend Harvest Fund
Independent Trustees
Wade A. Dokken***	$0	$0	$0

***	Mr. Dokken did not serve as a Trustee during 2014 or 2015.

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The information set forth in the May 2015 SAI and the August 2015 SAI is superseded, to the extent applicable, by the information contained in this Supplement.

If you have questions or need assistance, please contact your registered representative or financial advisor directly or call the Funds' Shareholder Services Department at (800) 601-5593.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE